Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Cash flows from operating activities
Net loss	$ (8,238)	$ (3,042)
Adjustments to net loss
Depreciation and amortization	1,291	588
Amortization of rent-related intangibles and deferred rental revenue	(231)	(109)
Gain on redemption of equity investment		(251)
Increase in due to affiliates	39	860
Decrease (increase) in other assets	676	(452)
Decrease in accounts payable	(186)	(86)
Increase in accrued expenses and other liabilities	(2)	224
Net cash used in operating activities	(6,651)	(2,268)
Cash flows from investing activities
Development of real estate	(39,596)	(7,919)
Repayment of loans receivable	38,413
Funding of loans receivable	(34,955)	(3,462)
Acquisitions of real estate	(27,254)	(52,076)
Cash acquired from CMC (Note 6)	87
Other investing activity	(225)	(43)
Cash acquired from Belpointe REIT, Inc. (Note 2)		14,251
Proceeds from redemption of preferred equity interest (Note 2)		3,462
Cash acquired from BPOZ 1991 Main, LLC (Note 6)		2,422
Net cash used in investing activities	(63,530)	(43,365)
Cash flows from financing activities
Proceeds from subscriptions receivable	20,295
Proceeds from units issued	14,130	192,909
Repayment of debt	(10,800)
Payment of offering costs	(731)	(544)
Contributions from noncontrolling interests	268
Other financing activities, net	(360)	36
Short-term loan from affiliate		39,000
Net cash provided by financing activities	22,802	231,401
Net (decrease) increase in cash and cash equivalents and restricted cash	(47,379)	185,768
Cash and cash equivalents and restricted cash, beginning of year	192,346	6,578
Cash and cash equivalents and restricted cash, end of year	144,967	192,346
Cash paid during the year for interest, net of amount capitalized